Consolidated Statements of Financial Condition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and due from banks	$ 77,564	$ 68,773
Interest-earning bank balances	92,052	51,049
Cash and cash equivalents	169,616	119,822
Investment securities available for sale (amortized cost of $439,488 and $514,488 at December 31, 2012 and 2011, respectively)	443,182	515,545
Investment securities held to maturity (estimated fair value of $960 and $1,413 at December 31,2012 and 2011, respectively)	912	1,344
Loans receivable (net of allowance for loan losses of $45,873 and $41,667 at December 31, 2012 and 2011, respectively)	2,230,287	2,249,455
Loans held-for-sale, at lower of cost or market	21,922	23,192
Loans held-for-sale, at fair value	99,013
Restricted equity investments, at cost	17,886	15,826
Bank properties and equipment, net	50,805	54,756
Real estate owned, net	7,473	5,020
Accrued interest receivable	8,054	8,912
Goodwill	38,188	38,188
Intangible assets, net	3,262	6,947
Bank owned life insurance (BOLI)	76,858	74,871
Other assets	56,573	70,048
Total assets	3,224,031	3,183,926
LIABILITIES
Deposits	2,713,224	2,667,977
Securities sold under agreements to repurchase - customers	1,968	5,668
Advances from the Federal Home Loan Bank of New York (FHLBNY)	61,415	2,733
Securities sold under agreements to repurchase - FHLBNY		15,000
Obligation under capital lease	7,609	7,868
Junior subordinated debentures	92,786	92,786
Deferred taxes, net	1,509	432
Other liabilities	82,925	82,379
Total liabilities	2,961,436	2,874,843
Commitments and contingencies (see Note 18)
SHAREHOLDERS' EQUITY
Preferred stock, $1 par value, 1,000,000 shares authorized, none issued
Common stock, $1 par value,200,000,000 shares authorized; 88,290,735 shares issued and 86,184,012 shares outstanding at December 31, 2012; 87,825,038 shares issued and 85,718,315 shares outstanding at December 31, 2011	88,301	87,825
Additional paid-in capital	506,537	504,508
Retained deficit	(308,011)	(257,520)
Accumulated other comprehensive income	2,186	625
Deferred compensation plan trust	(256)	(193)
Treasury stock at cost, 2,106,723 shares at December 31, 2012 and 2011, respectively	(26,162)	(26,162)
Total shareholders' equity	262,595	309,083
Total liabilities and shareholders' equity	$ 3,224,031	$ 3,183,926